Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 15, 2016 to the

Statutory Prospectus for Class A, Class C, Class R,

Institutional Class, Class R6, Class P and Administrative Class

Shares of Allianz Funds

Dated August 28, 2015 (as revised December 14, 2015) (as supplemented thereafter)

Disclosure Relating to AllianzGI Focused Growth Fund

Within the Fund Summary relating to the AllianzGI Focused Growth Fund (the “Fund”), the subsection entitled “Management of the Fund — Portfolio Managers” is hereby revised to remove all references to David Jedlicka as a portfolio manager of the Fund.

Corresponding changes are hereby made to the information relating to the Fund contained in the table in the subsection entitled “Management of the Funds — Sub-Advisers — AllianzGI U.S.”

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 15, 2016 to the

Statement of Additional Information (“SAI”)

of Allianz Funds

Dated August 28, 2015 (as revised December 14, 2015) (as supplemented thereafter)

Disclosure Relating to AllianzGI Focused Growth Fund

The subsection captioned “AllianzGI U.S.” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to David Jedlicka as a portfolio manager of AllianzGI Focused Growth Fund.

Please retain this Supplement for future reference.